General and Administrative (Details Textual) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
General and Administrative [Member]
General and Administrative (Textual)
Share-based payment	$ 893	$ 905	$ 346
General and Administrative Expense One [Member]
General and Administrative (Textual)
Share-based payment	$ 151	$ 164